Earnings Per Share	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Earnings Per Share
Earnings Per Share

(7) Earnings Per Share

For the periods presented prior to the Company’s IPO, basic and diluted net loss per common share is presented in conformity with the two-class method required for participating securities. Concurrently with the closing of the Company’s IPO on March 24, 2014, all shares of outstanding Preferred Stock automatically converted into 11,933 shares of the Company’s common stock.  Following the date of the IPO, the two-class method was no longer required as the Company has one class of securities issued and outstanding.

Prior to the conversion of the Redeemable Convertible Preferred Stock, holders of Series A and Series B Preferred Stock each were entitled to liquidation preferences payable prior and in preference to any dividends on any shares of the Company’s common stock.  In the event a dividend was paid on common stock, the holders of Preferred Stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the Company’s Preferred Stock did not have a contractual obligation to share in the losses of the Company. The Company considered its Preferred Stock to be participating securities and, in accordance with the two-class method, earnings allocated to Preferred Stock and the related number of outstanding shares of Preferred Stock have been excluded from the computation of basic and diluted net income (loss) per common share.

Under the two-class method, net loss attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period Redeemable Convertible Preferred Stock cumulative dividends, between common stock and Redeemable Convertible Preferred Stock. In computing diluted net loss attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities.

Basic net loss per common share is computed using the weighted-average number of common shares outstanding during the period. Since the Series A and Series B Redeemable Convertible Preferred Stock were entitled to participate should any common stock dividends have been declared but were not obligated to participate in any losses generated by the Company, basic net income per share is computed using the weighted-average number of common shares outstanding during the period plus the Series A and Series B Redeemable Convertible Preferred Stock on a weighted-average basis.

Diluted net loss per share is computed using the weighted-average number of common shares outstanding during the period and, if dilutive, potential common shares outstanding during the period. Since the Series A and Series B Redeemable Convertible Preferred Stock were entitled to participate should any common stock dividends be declared but were not obligated to participate in any losses generated by the Company, diluted net income per share is computed using the weighted-average number of common shares plus the Series A and Series B Redeemable Convertible Preferred Stock on a weighted-average basis and, if dilutive, potential common shares outstanding during the period. The Company’s potential common shares consist of the incremental common shares issuable upon the exercise of stock options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method.

The following table presents the calculation of basic and diluted net loss per share:

	Three months ended September 30,
	2013	2014
Basic net loss per share:
Numerator:
Net Loss	$(44)	$(4,875)
Less: Preferred dividend rights attributable to participating securities	(781)	—
Net loss attributable to common stockholders	$(825)	$(4,875)

Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders:
Basic (in thousands)	31,988	49,566
Weighted-average effect of potentially dilutive shares:
Employee stock options and restricted stock units (in thousands)	—	—
Diluted (in thousands)	31,988	49,566

Net loss per share attributable to common stockholders, basic and diluted	$(0.03)	$(0.10)

The following table summarizes the outstanding employee stock options, restricted stock units, shares purchasable via the employee stock purchase plan as of the balance sheet date, and redeemable convertible preferred stock that were excluded from the diluted per share calculation for the periods presented because to include them would have been anti-dilutive:

	Three months ended September 30,
	2013	2014

Redeemable convertible preferred stock	11,933	—
Restricted stock units	—	480
Employee stock purchase plan shares	—	27
Employee stock options	2,376	4,600
Total	14,309	5,107

RSAs were excluded from both basic and diluted earnings per share calculations for the three month period ended September 30, 2013 as the vesting conditions had not been met as of that date.

(17) Earnings Per Share

For the periods presented prior to the Company’s IPO, basic and diluted net income (loss) per common share is presented in conformity with the two-class method required for participating securities. Concurrently with the closing of the Company’s IPO on March 24, 2014, all shares of outstanding Preferred Stock automatically converted into 11,933 shares of the Company’s common stock.  Following the date of the IPO, the two-class method was no longer required as the Company has one class of securities issued and outstanding.

Prior to the conversion of the Redeemable Convertible Preferred Stock, holders of Series A and Series B Preferred Stock each were entitled to liquidation preferences payable prior and in preference to any dividends on any shares of the Company’s common stock.  In the event a dividend was paid on common stock, the holders of Preferred Stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the Company’s Preferred Stock did not have a contractual obligation to share in the losses of the Company. The Company considered its Preferred Stock to be participating securities and, in accordance with the two-class method, earnings allocated to Preferred Stock and the related number of outstanding shares of Preferred Stock have been excluded from the computation of basic and diluted net income (loss) per common share.

Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period Redeemable Convertible Preferred Stock cumulative dividends, between common stock and Redeemable Convertible Preferred Stock. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities.

Basic net loss per common share is computed using the weighted-average number of common shares outstanding during the period. Since the Series A and Series B Redeemable Convertible Preferred Stock were entitled to participate should any common stock dividends have been declared but were not obligated to participate in any losses generated by the Company, basic net income per share is computed using the weighted-average number of common shares outstanding during the period plus the Series A and Series B Redeemable Convertible Preferred Stock on a weighted-average basis.

Diluted net loss per share is computed using the weighted-average number of common shares outstanding during the period and, if dilutive, potential common shares outstanding during the period. Since the Series A and Series B Redeemable Convertible Preferred Stock were entitled to participate should any common stock dividends be declared but were not obligated to participate in any losses generated by the Company, diluted net income per share is computed using the weighted-average number of common shares plus the Series A and Series B Redeemable Convertible Preferred Stock on a weighted-average basis and, if dilutive, potential common shares outstanding during the period. The Company’s potential common shares consist of the incremental common shares issuable upon the exercise of stock options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method.

The following table presents the calculation of basic and diluted net income (loss) per share:

	Year ended June 30,
	2012	2013	2014
Basic net income (loss) per share:
Numerator:
Net Income (Loss)	$1,688	$617	$(7,110)
Less: Preferred dividend rights attributable to participating securities	(690)	(2,908)	(2,282)
Net income (loss) attributable to common stockholders	$998	$(2,291)	$(9,392)

Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic (in thousands)	43,873	31,988	36,707
Weighted-average effect of potentially dilutive shares:
Employee stock options (in thousands)	444	—	—
Diluted (in thousands)	44,317	31,988	36,707
Net income (loss) per share attributable to common stockholders:
Basic	$0.02	$(0.07)	$(0.26)
Diluted	$0.02	$(0.07)	$(0.26)

The following table summarizes the outstanding employee stock options, restricted stock units, and redeemable convertible preferred stock that were excluded from the diluted per share calculation for the periods presented because to include them would have been anti-dilutive:

	Year ended June 30, 2014
	2012	2013	2014

Redeemable convertible preferred stock	—	11,933	—
Restricted stock units	—	—	102
Employee stock options	—	1,859	4,388
Total	—	13,792	4,490

Restricted Stock Awards were excluded from both basic and diluted earnings per share calculations for the years ended June 30, 2012 and 2013 as the vesting conditions had not been met.